BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2024
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
BASIS OF PREPARATION
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.
The consolidated income statement has been presented based on the nature of the expense, other than ‘Selling, general and administrative expenses’, which has been presented based on the function of the expense.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.
BASIS OF CONSOLIDATION
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 15 for a list of significant subsidiaries.
Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group’s accounting policies.
When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.
FOREIGN CURRENCY TRANSLATION
The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.
Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas income and expenses are generally translated into U.S. dollars at historical monthly average exchange rates. Foreign currency translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income and accumulated within a separate component of equity.
RESTATEMENT OF 2022 CONSOLIDATED FINANCIAL STATEMENTS
After the issuance of VEON Ltd.’s Dutch statutory financial statements for the year ended December 31, 2022 filed on June 25, 2023 and prior to the filing of VEON Ltd.’s Annual Report on Form 20-F for the same period, the Company discovered an error in the consolidated statement of comprehensive income with respect to the de-recognition of non-controlling interest for the sale of its Algerian operations (refer to Note 10 for further details) which was corrected in the financial statements for the year ended December 31, 2022 included in the 2022 Annual Report on Form 20-F as well as in these financial statements. Under Dutch law, the Company determined the error does not result in financial statements that are seriously defective in providing a view that enables a sound judgement to be formed on assets, liabilities, equity and results of the Company and, insofar as the nature of financial statements permit, of its solvency and liquidity. In accordance with IFRS and Dutch law, the Company has corrected and disclosed the error retrospectively in its statutory accounts in its half-yearly financial statements and in the full year 2023 Dutch annual report. As a result, the Company did not correct the previously issued consolidated financial statements, VEON Ltd.’s Dutch statutory financial statements for the year ended December 31, 2022, through an additional filing of the 2022 Dutch Annual Report in the Netherlands. The non-controlling interest was incorrectly de-recognized in other comprehensive income (OCI), a component within equity, while it should have been de-recognized directly in equity without an impact in OCI. With respect to the consolidated statement of changes in equity, the amount was previously presented in the Dutch statutory financial statements as a line item within OCI and is now presented as a separate line item on the statement with no impact to OCI in the 2022 Annual Report. Refer to the impact on the consolidated statement of comprehensive income below. Thus, the error correction resulted in an adjustment in the consolidated statement of changes in equity which has no impact on total consolidated equity as well as an adjustment in the consolidated statement of comprehensive income.

Further, the error had no impact on the result on the sale of Algeria (refer to Note 10) as presented on the consolidated income statement and no impact on the consolidated income statement as a whole. Additionally, the error had no impact on the consolidated statement of financial position, consolidated statement of cash flows, basic or diluted earnings per share, adjusted EBITDA, nor on VEON’s financial covenants for its lenders.
Statement of Comprehensive Income

For the year ended December 31, 2022	Impact of correction of the error
(In millions of U.S. dollars)	VEON Ltd. Dutch Statutory Financial Statements as previously reported	Adjustment	VEON Ltd. Form 20-F Consolidated Financial Statements as restated

Profit / (loss) for the period	(9)	—	(9)

Items that may be reclassified to profit or loss
Foreign currency translation	(480)	—	(480)
Reclassification of accumulated foreign currency translation reserve to profit or loss upon disposal of foreign operation	(266)	824	558

Items that will not to be reclassified to profit or loss
Other	27	—	27
Other comprehensive income / (loss) for the period, net of tax	(719)	824	105

Total comprehensive income / (loss) for the period, net of tax	(728)	824	96

Attributable to:
The owners of the parent	(14)	—	(14)
Non-controlling interests	(714)	824	110
	(728)	824	96
Total comprehensive income / (loss) for the period, net of tax from:
Continuing operations	234	—	234
Discontinued operations	(962)	824	(138)
	(728)	824	96
GOING CONCERN
As of April 25, 2025, hostilities continue in Ukraine. Currently, we have 23 million subscribers in Ukraine, where they are supported by 4,200 employees. VEON’s priority is to protect the safety and well-being of our employees and their families. We have developed and, in some cases, implemented additional contingency plans to relocate work and/or personnel who are integral to the provision of essential communication services to other geographies and add new locations, as appropriate. As of April 25, 2025, most of our Ukraine subsidiary’s employees remain in the country. As of April 25, 2025, millions of people have fled Ukraine and the country has sustained significant damage to infrastructure and assets.
The war has resulted in events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We may need to record future impairment charges in Ukraine or CGUs, which could be material, if the war continues or escalates and/or due to macroeconomic conditions.
•Based on the current state of affairs, the Company currently has sufficient liquidity to satisfy our current obligations at least over the next twelve months from the issuance of the financial statements without the need of additional financing assuming no early repayments of our long-term debt. In addition, cash on hand was US$481 as of December 31, 2024 after the full repayment of the RCF (refer to details in Note 1). As a result of the full repayment and cancellation of the RCF, the Company no longer has any financial covenants. However, these continue to be uncertain times and it is not possible to predict with certainty how certain developments will impact our liquidity position, non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels. We may also be impacted by conditions or local legal requirements in international markets that could make it more difficult to service our existing debt obligations or refinance existing debt. If the assumptions behind our liquidity forecast are not correct, we may not have sufficient liquidity to continue to operate as outlined above. If we are unable to raise additional capital in the markets in which we seek to raise it, or at all, or if the cost of raising additional capital significantly increases, which has been the case since the onset of the ongoing war due to monetary policy in response to global inflationary pressures and a number of other factors, we may be unable to make necessary or desired capital expenditures, take advantage of investment opportunities, refinance existing indebtedness or meet unexpected financial requirements, and our growth strategy and liquidity may be negatively affected. This could cause us to be unable to repay indebtedness as it comes due, to delay or abandon anticipated expenditures and investments or otherwise limit operations. For example, the ongoing war in Ukraine has caused us to reconsider our capital outlay to ensure we have sufficient liquidity for maintenance capital expenditures and other key operational spend while at the same time servicing our indebtedness. As a result, capital expenditures that are more discretionary in nature may be put on hold until the impact of the ongoing war in Ukraine, and particularly its effects on our liquidity and financial profile, becomes more certain.
•As of April 25, 2025, the Company continues to conclude that neither VEON Ltd. nor any of its subsidiaries is targeted by sanctions imposed by any of the United States, European Union (and individual EU member states) and the United Kingdom. However, the interpretation and enforcement of these new sanctions and counter-sanctions may result in unanticipated outcomes and could give rise to material uncertainties, which could complicate our business decisions. For example, to protect U.S. foreign policy and national security interests, the U.S. government has broad discretion to at times impose a broad range of extraterritorial “secondary” sanctions under which non-U.S. persons carrying out certain activities may be penalized or designated as sanctioned parties, even if the activities have no ties, contact with, or nexus to the United States or the U.S. financial system at all. These secondary sanctions could be imposed on the Company or any of the Company’s subsidiaries if they were to engage in activity that the U.S. government determined was undertaken knowingly and rose to the level of material or significant support to, for, or on behalf of certain sanctioned parties.
•Ukraine has also implemented and may implement further sanctions or measures on individuals or entities with close ties to Russia, which may negatively impact Kyivstar if VEON is considered by local Ukrainian authorities as being a company controlled by sanctioned persons. In October 2023, VEON received notification from local custodian that the following percentages of the corporate rights in our Ukrainian subsidiaries have been frozen: (i) 47.85% of Kyivstar, (ii) 100% of Ukraine Tower Company, (iii) 100% of Kyivstar.Tech, and (iv) 69.99% of Helsi Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of a request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries (Ukraine Tower Company, Kyivstar.Tech and Helsi). The decision fully removes the restrictions on VEON’s corporate rights imposed by Ukrainian courts on its wholly owned Kyivstar and the other Ukrainian subsidiaries noted above.
•If further measures are adopted and applied in relation to our Ukrainian subsidiary, this could lead to the involuntary deconsolidation of our Ukrainian operations, and could trigger certain financial covenants or non-financial provisions in our debt agreements, requiring accelerated repayment, potentially triggering a cross-default across other debt agreements and negatively impact our liquidity.
Management has taken actions to address the events and conditions that may cast significant doubt on the Company’s ability to continue as a going concern:
•We have implemented business continuity plans to address known contingency scenarios to ensure that we have adequate processes and practices in place to protect the safety of our people and to handle potential impacts to our operations in Ukraine.
•Management actively monitors the Company’s liquidity position, our non-financial provisions in our debt agreements, and our equity levels on a regular and continuous basis both at the group and operating company levels and should they reach a level considered at-risk, management will take actions to ensure our liquidity position is sufficient and our non-financial provisions in our debt agreements are met.
•On March 28, 2024, VEON announced that it repaid in full the outstanding balance of US$805 (principal, excluding accrued interest) and canceled its RCF, after paying the matured portion of US$250 in February 2024.
•Management is actively monitoring any new developments in applicable sanctions to ensure that we continue to be in compliance and to evaluate any potential impact on the Company’s financial performance, operations, and governance. Management has actively engaged with sanctions authorities where appropriate. Management is engaging with authorities in Ukraine to address any concerns they have about the ownership and management of Kyivstar and to provide all necessary assurances to confirm that Russian nationals, including any beneficial owners of LetterOne, do not participate in the management of Kyivstar nor are they able to derive any benefits from VEON’s assets in Ukraine.
•On October 30, 2023, VEON announced that two appeals were filed with the relevant Kyiv courts, challenging the freezing of the corporate rights in Kyivstar and Ukraine Tower Company, noting that corporate rights in Kyivstar and Ukraine Tower Company belong exclusively to VEON, and that their full or partial freezing or seizure directly violates the rights of VEON and its international debt and equity investors, and requesting the lifting of the freezing of its corporate rights in Kyivstar and Ukraine Tower Company. In December 2023, the court rejected the Company’s appeals. On June 4, 2024, the CEO of VEON, in his capacity as a shareholder of VEON, filed a motion with Shevchenkivskiy District Court of Kyiv requesting cancellation of the freeze of corporate rights in the VEON group's subsidiary Ukraine Tower Company. On June 26, 2024, the motion was supplemented to request cancellation of the freezing of corporate rights in the VEON group's other Ukrainian subsidiaries: Kyivstar, Kyivstar.Tech and Helsi Ukraine. VEON continued its significant government affairs efforts to protect our assets in Ukraine. On November 29, 2024, the Shevchenkivskyi District Court of Kyiv ruled in favor of the request to unfreeze 47.85% of VEON’s corporate rights in Kyivstar and 100% of VEON’s corporate rights in its other Ukrainian subsidiaries. After the successful lifting of the court freeze of Kyivstar's shares, VEON is working with its local custodian to remove all remaining restrictions on Kyivstar and its Ukrainian subsidiaries corporate rights. VEON is pursing steps to meet the conditions required by the local custodian to lift the stipulated freeze.
•As disclosed in Note 1, in addition to filing its 2023 Form 20-F with the SEC on October 17, 2024, the Company filed its 2023 Dutch Annual Report on November 1, 2024. As a result of filing the 2023 Form 20-F, the Company regained compliance, which has been confirmed by NASDAQ as announced on October 21, 2024. Further, as disclosed in Note 1, the VEON Holdings consolidated financial statements as of December 31, 2023 were filed on November 21, 2024 and made available to bondholders pursuant to the non-financial covenants.
•As disclosed in Note 1, on November 13, 2024, VEON announced that the VEON Board of Directors has re-appointed UHY as the independent registered public accounting firm for the audit of the Group's consolidated financial statements for the year ended December 31, 2024 in accordance with the standards established by the PCAOB.
•As disclosed in Note 24, on January 13, 2025, VEON announced the signing of letter of intent to indirectly list Kyivstar operations on Nasdaq in the United States extending the efforts to strengthen the Ukraine investment . Further on March 18, 2025, it was further announced that VEON Ltd. and Cohen Circle Acquisition Corp. I (“Cohen Circle”) announced the signing of a business combination agreement (the “BCA”) that will result in the listing of JSC Kyivstar (“Kyivstar”), the leading digital operator in Ukraine, on the Nasdaq Stock Market (“Nasdaq”) in the United States. Further, on April 8, 2025, VEON further announced it had successfully completion the reorganization of VEON Holdings B.V. and finalized its consent solicitation process. These steps pave the way for the proposed business combination with Cohen Circle, which is expected to lead to the common shares and warrants of Kyivstar Group, being listing on Nasdaq.
•As disclosed in Note 24, on March 27, 2025, VEON announced the successful syndication US$210 senior unsecured term loan under a new facility agreement from a consortium of international lenders, including ICBC Standard Bank and leading Gulf Cooperation Council “GCC” banks.
The accompanying consolidated financial statements have been prepared on a going concern basis. In accordance with International Accounting Standards (“IAS”) 1, Presentation of Financial Statements, the Company has determined that the aforementioned conditions and events, considered in the aggregate, may cast significant doubt about the Company’s ability to continue as a going concern for at least 12 months after the date these interim consolidated financial statements were authorized for issuance. Management expects the actions it has taken or will take will mitigate the risk associated with the identified events and conditions. However, given the uncertainty and exogenous nature of the ongoing war and potential future imposed sanctions as well as potential new counter-sanctions, and given the possible future imposition of external administration over our Ukrainian operations in particular, management concluded that a material uncertainty remains related to events or conditions that may cast significant doubt on the Company’s ability to continue as a going concern, such that it may be unable to realize its assets and discharge its liabilities in the normal course of business.
As a U.S. SEC registrant, the Company is required to have its financial statements audited in accordance with Public Company Accounting Oversight Board (“PCAOB”) standards. References in these IFRS financial statements to matters that may cast significant doubt about the Company’s ability to continue as a going concern also raise substantial doubt as contemplated by the PCAOB standards.